Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 2,539	$ 2,621
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,387	2,097
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,152	$ 524